Note 1 - The Company and Summary of Significant Accounting Policies, Estimated Useful Life for Each Major Asset Classification (Details)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3 years
Intangible assets	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	15 years
Demo Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets	6 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets	15 years